Legal proceedings and contingent liabilities	6 Months Ended
Jun. 30, 2022
Legal proceedings and contingent liabilities
Legal proceedings and contingent liabilities

Note 6:   Legal proceedings and contingent liabilities

AstraZeneca is involved in various legal proceedings considered typical to its business, including litigation and investigations, including Government investigations, relating to product liability, commercial disputes, infringement of intellectual property (IP) rights, the validity of certain patents, anti-trust law and sales and marketing practices. The matters discussed below constitute the more significant developments since publication of the disclosures concerning legal proceedings in the Company's Annual Report and Form 20-F Information 2021 (the Disclosures). Unless noted otherwise below or in the Disclosures, no provisions have been established in respect of the claims discussed below.

As discussed in the Disclosures, the majority of claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probability of a loss, if any, being sustained and/or an estimate of the amount of any loss is difficult to ascertain.

Unless specifically identified below that a provision has been taken, AstraZeneca considers each of the claims to represent a contingent liability and discloses information with respect to the nature and facts of the cases in accordance with IAS 37.

There is  one  matter concerning legal proceedings in the Disclosures,  which  is considered  probable that  an  outflow  will  be  required, but  for  which  we  are  unable  to  make  an  estimate  of  the possible loss or  range  of  possible  losses at  this stage.

In cases that have been settled or adjudicated, or where quantifiable fines and penalties have been assessed and which are not subject to appeal, or where a loss is probable and we are able to make a reasonable estimate of the loss, AstraZeneca records the loss absorbed or makes a provision for its best estimate of the expected loss. The position could change over time and the estimates that the Company made, and upon which the Company have relied in calculating these provisions are inherently imprecise. There can, therefore, be no assurance that any losses that result from the outcome of any legal proceedings will not exceed the amount of the provisions that have been booked in the accounts. The major factors causing this uncertainty are described more fully in the Disclosures and herein.

AstraZeneca has full confidence in, and will vigorously defend and enforce, its IP.

Matters disclosed in respect of the second quarter of 2022 and to 29 July 2022

Patent litigation

Enhertu

US patent proceedings

As previously disclosed, in October 2020, Seagen Inc. (Seagen) filed a complaint against Daiichi Sankyo Company, Limited (Daiichi Sankyo) in the US District Court for the Eastern District of Texas (the Court) alleging that Enhertu infringes US Patent No. 10,808,039 (the ‘039 patent). AstraZeneca co-commercialises Enhertu with Daiichi Sankyo, Inc. in the US. The trial took place in April 2022. The jury found that the ‘039 patent was infringed and awarded Seagen $41.82m in past damages.  In July 2022, the Court decided not to enhance damages based on the jury’s finding of willfulness and entered judgment for Seagen. The parties await consideration of post-trial motions.

As previously disclosed, in December 2020 and January 2021, AstraZeneca and Daiichi Sankyo filed post-grant review (PGR) petitions with the US Patent and Trademark Office (USPTO) alleging, inter alia, that the ‘039 patent is invalid for lack of written description and enablement. The USPTO initially declined to institute the PGRs, but in April 2022, the USPTO granted the rehearing requests, instituting both PGR petitions.  Seagen subsequently disclaimed all patent claims at issue in one of the PGR  proceedings.  In July 2022, the USPTO reversed its institution decision and declined to institute AstraZeneca and Daiichi Sankyo’s other PGR petition.

Faslodex

Patent Proceedings outside the US

As previously disclosed, in Japan, Sandoz K.K. and Sun Pharma Japan Ltd are seeking to invalidate the Faslodex formulation patent at the Japan Patent Office (JPO) and AstraZeneca is defending the challenged patent. The JPO held the hearing in the matter in May 2022. A decision is awaited.

Lokelma

US patent proceedings

In July 2022, AstraZeneca received Paragraph IV notices from multiple ANDA filers relating to patents listed in the FDA Orange Book with reference to Lokelma. AstraZeneca is reviewing the notices in preparation for litigation.

Symbicort

US patent proceedings

As previously disclosed, AstraZeneca is involved in ongoing ANDA patent litigation with Mylan Pharmaceuticals Inc. (Mylan) and Kindeva Drug Delivery L.P. (Kindeva) brought in the US District Court for the Northern District of West Virginia (the District Court). A trial in the matter was held in May 2022 and closing arguments were held in June 2022. A decision is awaited.

As previously disclosed, in April 2022, AstraZeneca filed a separate ANDA action against Mylan and Kindeva in the District Court asserting infringement of a patent covering Symbicort. In June 2022, Mylan and Kindeva responded and claim noninfringement of the asserted patent and that the asserted patent is invalid. A trial in the matter is scheduled for November 2022.

Tagrisso

US patent proceedings

As previously disclosed, in September 2021, Puma Biotechnology, Inc. and Wyeth LLC filed a patent infringement lawsuit in the US District Court for the District of Delaware against AstraZeneca relating to Tagrisso. A claim construction hearing has been scheduled for January 2023 and a trial has been scheduled for May 2024.

Patent proceedings outside the US

As previously disclosed, in Russia, in October 2021, AstraZeneca filed a lawsuit in the Arbitration Court of the Moscow Region against Axelpharm, LLC to prevent it from obtaining authorisation to market a generic version of Tagrisso prior to the expiration of AstraZeneca’s patents covering Tagrisso. The lawsuit also names the Ministry of Health of the Russian Federation as a third party. In March 2022, the court dismissed the lawsuit. In June 2022, the dismissal was affirmed on appeal, and AstraZeneca is considering its options.

Commercial litigation

Array BioPharma

As previously disclosed, in the US, in December 2017, AstraZeneca was served with a complaint filed in New York State court by Array BioPharma, Inc. (Array) alleging breaches of contractual obligations relating to a 2003 collaboration agreement between AstraZeneca and Array. In May 2022, the parties resolved this dispute. This matter is now concluded.

Portola Shareholder Litigation

As previously disclosed, in the US, in connection with Alexion’s July 2020 acquisition of Portola Pharmaceuticals, Inc (Portola), Alexion assumed litigation to which Portola is a party. In January 2020, putative securities class action lawsuits were filed in the US District Court for the Northern District of California against Portola and certain officers and directors, on behalf of purchasers of Portola publicly traded securities during the period 8 January 2019 through 26 February 2020. The complaints allege that defendants made materially false and/or misleading statements or omissions with regard to Andexxa. In June 2022, the parties reached a settlement in principle of this matter, which is subject to court approval. A provision has been recognised in the quarter.

Seroquel XR (Antitrust Litigation)

As previously disclosed, in the US, in 2019, AstraZeneca was named in several related complaints which are currently pending in the US District Court for the District of Delaware (the Court), including several putative class action lawsuits that were purportedly brought on behalf of classes of direct purchasers or end payors of Seroquel XR. The complaints allege that AstraZeneca and two different generic drug manufacturers violated antitrust laws when settling patent litigation related to Seroquel XR. In July 2022, in response to AstraZeneca’s motions, the Court dismissed all plaintiffs’ claims to the extent they were based on the settlement with one of the generic manufacturers but denied the motions with respect to certain claims relating to the second generic manufacturer and allowed such claims to proceed.

Matters disclosed in respect of the first quarter of 2022 and to 29 April 2022

Patent litigation

Enhertu

US patent proceedings

As previously disclosed, in October 2020, Seagen Inc. (Seagen) filed a complaint against Daiichi Sankyo Company, Limited (Daiichi Sankyo) in the US District Court for the Eastern District of Texas alleging that Enhertu infringes US Patent No. 10,808,039 (the ‘039 patent). AstraZeneca co-commercialises Enhertu with Daiichi Sankyo, Inc. in the US. The trial took place in April 2022. The jury found that the ‘039 patent was infringed and awarded Seagen $41.82m in past damages. The parties await the schedules for a bench trial on equitable issues and for consideration of post-trial motions.

As previously disclosed, in December 2020 and January 2021, AstraZeneca and Daiichi Sankyo filed post-grant review petitions with the US Patent and Trademark Office (USPTO) alleging, inter alia, that the ‘039 patent is invalid for lack of written description and enablement. The USPTO initially declined to institute the post-grant reviews, but in April 2022, the USPTO granted the rehearing requests, instituting both post-grant review petitions. An oral hearing is scheduled for January 2023 and a decision is expected by April 2023.

Imfinzi

US patent proceedings

In March 2022, Bristol-Myers Squibb Co. and E.R. Squibb & Sons, LLC filed a lawsuit in US District Court for the District of Delaware against AstraZeneca alleging that AstraZeneca’s marketing of Imfinzi infringes several of their patents. No trial date has been scheduled.

Patent proceedings outside the US

In February 2022, Ono Pharmaceuticals filed a lawsuit in Tokyo District Court, Civil Division against AstraZeneca alleging that AstraZeneca’s marketing of Imfinzi in Japan infringes several of their patents. No trial date has been scheduled.

Symbicort

US patent proceedings

As previously disclosed, AstraZeneca is involved in ongoing ANDA patent litigation with Mylan Pharmaceuticals Inc. (Mylan) and Kindeva Drug Delivery L.P. (Kindeva) brought in the US District Court for the Northern District of West Virginia (the District Court). In March 2022, the US Court of Appeals for the Federal Circuit (the Federal Circuit) denied AstraZeneca’s Combined Petition for Panel Rehearing and Rehearing En Banc of the Federal Circuit’s December 2021 decision and the case was remanded back to the District Court for further proceedings. In April 2022, the District Court entered a Stipulation and Order dismissing patent infringement claims related to various asserted patents and otherwise narrowing the issues for trial. A trial in the matter is scheduled to commence in May 2022.

In April 2022, AstraZeneca filed another ANDA action against Mylan and Kindeva in the District Court asserting patent infringement.

Tagrisso

US patent proceedings

In February 2020, in response to Paragraph IV notices from multiple ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of Delaware. In its complaint, AstraZeneca alleged that a generic version of Tagrisso, if approved and marketed, would infringe a US Orange Book-listed Tagrisso patent. In the fourth quarter of 2021, AstraZeneca entered into settlement agreements with Zydus Pharmaceuticals (USA) Inc., Cadila Healthcare Limited, MSN Laboratories Pvt. Ltd., and MSN Pharmaceuticals Inc. In April 2022, AstraZeneca entered into a settlement agreement with Alembic Pharmaceuticals Limited. These settlements resolve all US patent litigation between the parties relating to Tagrisso.

Patent proceedings outside the US

In Russia, in October 2021, AstraZeneca filed a lawsuit in the Arbitration Court of the Moscow Region against Axelpharm, LLC to prevent it from obtaining authorisation to market a generic version of Tagrisso prior to the expiration of AstraZeneca’s patents covering Tagrisso. The lawsuit also names the Ministry of Health of the Russian Federation as a third party. In March 2022, the court dismissed the lawsuit, and AstraZeneca has filed an appeal.

Ultomiris

As previously disclosed, Chugai Pharmaceutical Co., Ltd. (Chugai) filed lawsuits against Alexion in the Delaware District Court as well as in Tokyo District Court, alleging that Ultomiris infringed US and Japanese patents held by Chugai.

In March 2022, Alexion entered into a settlement agreement with Chugai that resolves all patent disputes between the two companies related to Ultomiris.

In accordance with the settlement agreement, Alexion and Chugai have taken steps to withdraw patent infringement proceedings filed with US District Court for the District of Delaware and Tokyo District Court. Under the terms of the agreement, Alexion made a single payment of $775m in the second quarter of 2022, for which a related charge was recognised through the non-core P&L in the first quarter of 2022. No further amounts are payable by either party.

Product liability litigation

Onglyza and Kombiglyze

In the US, AstraZeneca is defending various lawsuits alleging heart failure, cardiac injuries, and/or death from treatment with Onglyza or Kombiglyze. In February 2018, the Judicial Panel on Multidistrict Litigation ordered the transfer of various pending federal actions to the US District Court for the Eastern District of Kentucky (the District Court) for consolidated pre-trial proceedings with the federal actions pending in the District Court. In the previously disclosed California State Court coordinated proceeding, AstraZeneca’s motion for summary judgment was granted in March 2022. A motion for summary judgment is pending in the District Court.

Commercial litigation

Pay Equity Litigation (US)

AstraZeneca is defending a putative class and collective action matter in the US District Court for the Northern District of Illinois brought by three named plaintiffs, who are former AstraZeneca pharmaceutical sales representatives. The case involves claims under the federal and Illinois Equal Pay Acts, with the plaintiffs alleging they were paid less than male employees who performed substantially similar and/or equal work. The plaintiffs seek various damages on behalf of themselves and the putative class and/or collective, including without limitation backpay, liquidated damages, compensatory and punitive damages, attorneys’ fees, and interest.

The Court has not set a trial date and no class or collective certification has been sought or granted as of this time.

Government investigations/proceedings

COVID-19 Vaccine Supply and Manufacturing Inquiries

As previously disclosed, in June 2021, Argentina’s Federal Criminal Prosecutor’s Office (the Prosecutor) contacted AstraZeneca Argentina seeking documents and electronic records in connection with a local criminal investigation relating to the public procurement and supply of Vaxzevria in that country. In October 2021, the Prosecutor filed a submission with the presiding court requesting dismissal of the criminal investigation, and that request was granted by the court in February 2022. This matter is now closed.

In February 2022, a Brazilian Public Prosecutor filed a lawsuit against several defendants including the Brazilian Federal Government, AstraZeneca, and other COVID-19 vaccine manufacturers. In April 2022, a Brazilian Court issued an order dismissing the lawsuit.

US 340B Litigations and Proceedings

As previously disclosed, AstraZeneca is involved in several matters relating to its contract pharmacy recognition policy under the 340B Drug Pricing Program in the US. AstraZeneca has sought to intervene in three lawsuits against several US government agencies and their officials relating to the appropriate interpretation of the governing statute for the 340B Drug Pricing Program. Two of the three cases are currently stayed pending further proceedings and the third case has been dismissed. Administrative Dispute Resolution proceedings have also been initiated against AstraZeneca before the US Health Resources and Services Administration.

As previously disclosed, in January 2021, AstraZeneca filed a separate lawsuit in federal court in Delaware alleging that an Advisory Opinion issued by the Department of Health and Human Services violates the Administrative Procedure Act. In June 2021, the Court found in favour of AstraZeneca, invalidating the Advisory Opinion. Prior to the Court’s ruling, however, in May 2021, the US government issued new and separate letters to AstraZeneca (and other companies) asserting that our contract pharmacy policy violates the 340B statute. AstraZeneca amended the complaint to include allegations challenging the letter sent in May, and in February 2022, the Court ruled in favour of AstraZeneca invalidating those letters sent by the US Government. The US government has appealed the decision.